SHARE CAPITAL - Disclosure of Incentive Stock Options (Details)	12 Months Ended
	May 31, 2026 Share $ / shares	May 31, 2025 Share $ / shares
Number of Options
Outstanding beginning of year | Share	3,323,223	2,454,940
Granted | Share	743,500	1,136,169
Exercised | Share	(707,175)	(206,378)
Cancelled | Share	(11,924)	(61,508)
Outstanding, end of year | Share	3,347,624	3,323,223
Exercisable, end of year | Share	2,733,263	2,569,926
Weighted Average Exercise Price
Outstanding beginning of year | $ / shares	$ 4.0988	$ 2.7107
Granted | $ / shares	13.5	7.1821
Exercised | $ / shares	3.3587	4.0335
Cancelled | $ / shares	9.4353	5.8689
Outstanding, end of year | $ / shares	6.3242	4.0988
Exercisable, end of year | $ / shares	$ 5.1003	$ 3.2297
Weighted average life (years)	3 years 9 months	4 years 6 months 29 days